Investment properties - Income and expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment properties
Rental income from investment property	£ 876	£ 781
Direct operating expense including repairs and maintenance	£ 82	£ 67